OTHER INCOME, NET	6 Months Ended
Jun. 30, 2025
OTHER INCOME, NET
OTHER INCOME, NET

13. OTHER INCOME, NET

The following table summarizes other income, net recognized for the six months ended June 30, 2025 and 2024:

	Six Months Ended June 30,
	2025	2024
Fair value change and extinguishment of put right liabilities	$—	$11,876
Net foreign exchange losses	(1)	(5,569)
Income of incentive payment from depository bank	256	636
Impairment of long-lived assets	—	(1,246)
Other	(201)	(216)
Total other income, net	$54	$5,481